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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                         Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 9/30/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.5%

 Energy - 5.6%

 Oil & Gas Drilling - 0.4%

 434,389

 Helmerich & Payne, Inc.

 $

 20,529,224

 Oil & Gas Equipment & Services - 0.9%

 576,201

 Schlumberger, Ltd.

 $

 39,740,583

 Integrated Oil & Gas - 1.8%

 1,048,620

 Chevron Corp.

 $

 82,715,146

 Oil & Gas Exploration & Production - 0.9%

 559,672

 EOG Resources, Inc.

 $

 40,744,122

 Oil & Gas Refining & Marketing - 1.6%

 813,480

 Marathon Petroleum Corp.

 $

 37,688,528

 438,706

 Phillips 66

 33,710,169

 $

 71,398,697

 Total Energy

 $

 255,127,772

 Materials - 3.7%

 Diversified Chemicals - 0.6%

 620,601

 The Dow Chemical Co.

 $

 26,313,482

 Fertilizers & Agricultural Chemicals - 0.8%

 120,000

 Syngenta AG

 $

 38,400,492

 Specialty Chemicals - 2.3%

 504,292

 Ecolab, Inc.

 $

 55,330,918

 9,886

 Givaudan SA

 16,066,144

 435,751

 The Valspar Corp.

 31,321,782

 $

 102,718,844

 Total Materials

 $

 167,432,818

 Capital Goods - 4.7%

 Aerospace & Defense - 0.9%

 409,096

 Honeywell International, Inc.

 $

 38,737,300

 Building Products - 0.4%

 334,340

 Allegion Plc

 $

 19,278,044

 Industrial Conglomerates - 2.0%

 3,703,977

 General Electric Co.

 $

 93,414,300

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 386,763

 PACCAR, Inc.

 $

 20,177,426

 Industrial Machinery - 1.0%

 876,528

 Ingersoll-Rand Plc

 $

 44,501,327

 Total Capital Goods

 $

 216,108,397

 Transportation - 2.5%

 Railroads - 2.5%

 480,926

 Norfolk Southern Corp.

 $

 36,742,746

 903,075

 Union Pacific Corp.

 79,840,861

 $

 116,583,607

 Total Transportation

 $

 116,583,607

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 424,636

 BorgWarner, Inc.

 $

 17,660,611

 Total Automobiles & Components

 $

 17,660,611

 Consumer Durables & Apparel - 0.6%

 Household Appliances - 0.6%

 988,608

 Electrolux AB

 $

 27,827,187

 Total Consumer Durables & Apparel

 $

 27,827,187

 Media - 6.8%

 Broadcasting - 1.9%

 1,214,793

 CBS Corp. (Class B)

 $

 48,470,241

 797,237

 Scripps Networks Interactive, Inc.

 39,216,088

 $

 87,686,329

 Movies & Entertainment - 1.9%

 850,783

 The Walt Disney Co.

 $

 86,950,023

 Publishing - 3.0%

 2,736,229

 John Wiley & Sons, Inc. (Class A) †

 $

 136,893,540

 Total Media

 $

 311,529,892

 Retailing - 6.1%

 General Merchandise Stores - 1.3%

 835,758

 Dollar General Corp.

 $

 60,542,310

 Apparel Retail - 3.1%

 1,491,766

 Ross Stores, Inc.

 $

 72,305,898

 953,610

 The TJX Companies, Inc.

 68,106,826

 $

 140,412,724

 Home Improvement Retail - 1.7%

 662,520

 The Home Depot, Inc.

 $

 76,514,435

 Total Retailing

 $

 277,469,469

 Food & Staples Retailing - 2.5%

 Drug Retail - 2.5%

 1,205,387

 CVS Health Corp.

 $

 116,295,738

 Total Food & Staples Retailing

 $

 116,295,738

 Food, Beverage & Tobacco - 7.5%

 Soft Drinks - 1.8%

 392,823

 Dr. Pepper Snapple Group, Inc.

 $

 31,052,658

 1,246,636

 The Coca-Cola Co.

 50,015,036

 $

 81,067,694

 Packaged Foods & Meats - 5.7%

 930,715

 Campbell Soup Co.

 $

 47,168,636

 1,120,443

 General Mills, Inc.

 62,890,466

 463,191

 Mead Johnson Nutrition Co.

 32,608,646

 1,476,964

 Mondelez International, Inc.

 61,840,483

 651,373

 The Hershey Co.

 59,848,151

 $

 264,356,382

 Total Food, Beverage & Tobacco

 $

 345,424,076

 Household & Personal Products - 0.6%

 Household Products - 0.6%

 224,281

 The Clorox Co.

 $

 25,911,184

 Total Household & Personal Products

 $

 25,911,184

 Health Care Equipment & Services - 9.6%

 Health Care Equipment - 5.3%

 730,140

 Abbott Laboratories

 $

 29,366,231

 449,863

 Becton Dickinson and Co.

 59,678,826

 664,027

 CR Bard, Inc.

 123,714,870

 1,824,807

 Smith & Nephew Plc

 31,808,309

 $

 244,568,236

 Health Care Distributors - 1.2%

 303,690

 McKesson Corp.

 $

 56,191,761

 Health Care Services - 1.0%

 533,214

 Express Scripts Holding Co. *

 $

 43,169,005

 Managed Health Care - 2.1%

 459,084

 Aetna, Inc.

 $

 50,228,380

 259,444

 Humana, Inc.

 46,440,476

 $

 96,668,856

 Total Health Care Equipment & Services

 $

 440,597,858

 Pharmaceuticals, Biotechnology & Life Sciences - 10.7%

 Biotechnology - 2.6%

 509,586

 Alder Biopharmaceuticals, Inc.

 $

 16,694,037

 431,620

 Alnylam Pharmaceuticals, Inc. *

 34,684,983

 641,055

 Celgene Corp. *

 69,342,919

 $

 120,721,939

 Pharmaceuticals - 7.0%

 676,326

 AbbVie, Inc.

 $

 36,798,898

 732,794

 AstraZeneca Plc (A.D.R.)

 23,317,505

 446,541

 Eli Lilly & Co.

 37,371,016

 1,288,661

 Merck & Co., Inc.

 63,646,967

 1,965,724

 Pfizer, Inc.

 61,743,391

 73,989

 Roche Holding AG

 19,496,743

 1,853,184

 Zoetis, Inc.

 76,314,117

 $

 318,688,637

 Life Sciences Tools & Services - 1.1%

 426,090

 Thermo Fisher Scientific, Inc.

 $

 52,102,285

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 491,512,861

 Banks - 8.6%

 Diversified Banks - 6.6%

 6,547,410

 Bank of America Corp.

 $

 102,008,648

 1,601,885

 US Bancorp

 65,693,304

 2,598,318

 Wells Fargo & Co.

 133,423,629

 $

 301,125,581

 Regional Banks - 2.0%

 1,789,555

 Citizens Financial Group, Inc.

 $

 42,698,782

 581,187

 The PNC Financial Services Group, Inc.

 51,841,880

 $

 94,540,662

 Total Banks

 $

 395,666,243

 Diversified Financials - 4.6%

 Consumer Finance - 1.4%

 879,633

 American Express Co.

 $

 65,207,194

 Asset Management & Custody Banks - 0.8%

 566,982

 State Street Corp.

 $

 38,106,860

 Investment Banking & Brokerage - 2.4%

 2,074,919

 Morgan Stanley Co.

 $

 65,359,948

 1,480,554

 The Charles Schwab Corp.

 42,284,622

 $

 107,644,570

 Total Diversified Financials

 $

 210,958,624

 Insurance - 5.2%

 Multi-line Insurance - 1.7%

 1,707,692

 The Hartford Financial Services Group, Inc.

 $

 78,178,140

 Property & Casualty Insurance - 3.5%

 933,138

 The Chubb Corp.

 $

 114,449,376

 452,398

 The Travelers Companies, Inc.

 45,027,173

 $

 159,476,549

 Total Insurance

 $

 237,654,689

 Software & Services - 11.4%

 Internet Software & Services - 4.6%

 486,981

 eBay, Inc. *

 $

 11,901,816

 701,962

 Facebook, Inc. *

 63,106,384

 162,711

 Google, Inc. (Class A) *

 103,869,821

 49,264

 Google, Inc. (Class C)

 29,973,203

 $

 208,851,224

 Data Processing & Outsourced Services - 3.2%

 522,318

 Automatic Data Processing, Inc.

 $

 41,973,474

 620,487

 Fiserv, Inc. *

 53,740,379

 486,981

 PayPal Holdings, Inc.

 15,115,890

 541,337

 Visa, Inc.

 37,709,535

 $

 148,539,278

 Systems Software - 3.6%

 495,686

 Check Point Software Technologies, Ltd. *

 $

 39,322,770

 2,882,677

 Microsoft Corp.

 127,587,284

 $

 166,910,054

 Total Software & Services

 $

 524,300,556

 Technology Hardware & Equipment - 4.8%

 Communications Equipment - 1.0%

 392,255

 F5 Networks, Inc. *

 $

 45,423,129

 Computer Storage & Peripherals - 3.8%

 1,149,274

 Apple, Inc.

 $

 126,764,922

 2,047,817

 EMC Corp.

 49,475,259

 $

 176,240,181

 Total Technology Hardware & Equipment

 $

 221,663,310

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductors - 1.2%

 984,188

 Analog Devices, Inc.

 $

 55,518,045

 Total Semiconductors & Semiconductor Equipment

 $

 55,518,045

 Utilities - 2.4%

 Electric Utilities - 2.4%

 1,935,186

 American Electric Power Co., Inc.

 $

 110,034,676

 Total Utilities

 $

 110,034,676

 TOTAL COMMON STOCKS

 (Cost $3,222,192,251)

 $

 4,565,277,613

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $3,222,192,251) (a)

 $

 4,565,277,613

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 23,694,356

 TOTAL NET ASSETS - 100.0%

 $

 4,588,971,969

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company

 (a)

 At September 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,222,123,799 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

               1,495,483,906

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                (152,330,092)

 Net unrealized appreciation

 $

               1,343,153,814

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
4,565,277,613

$
-

$
-

$
4,565,277,613

 Total

$
4,565,277,613

$
-

$
-

$
4,565,277,613

 During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 25, 2015 * Print the name and title of each signing officer under his or her signature.